Preferred share financing of Zhuan Zhuan (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 28, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Zhuan Zhuan [Member]
Proceeds from issuance of preference stock | $	$ 200
Cost, Maintenance | ¥		¥ 181.1	¥ 42.0
Equity Method Investment, Ownership Percentage		72.20%
Series A Preferred Stock [Member]
Preferred Stock, Redemption Terms		Pursuant to the share subscription agreement entered into between Zhuan Zhuan Holding and Tencent, Tencent has the right to require Zhuan Zhuan Holding to redeem the preferred shares that it held at its original issuance price plus 8% simple interest per annum if Zhuan Zhuan Holding does not complete a qualified IPO.